SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Total Revenues	$ 1,184,616	$ 1,792,525	$ 5,980,847	$ 10,200,957
Cost of Revenue:
Total Cost of Revenue	163,960	1,304,195	3,127,699	9,544,977
Gross Profit	1,020,656	488,330	2,853,148	655,980
Operating Expenses:
Marketing and advertising	14,332	404,112	612,992	2,026,051
Warranty expense				40,724
Reversal for credit losses - related party				1,262,146
Other Income/(Expenses):
Interest income	28,651	318	14,413	675
Loss on deconsolidation			(5,310)
Income tax	(2,099)	(4,323)	(4,651)	(7,824)
NET INCOME (LOSS)	145,601	(77,177)	(24,926,364)	(776,960)
TOTAL ASSETS	11,299,702		11,172,586	7,349,651
Loss from the change of the FV of Warrant Liability			(25,549,272)
Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues	102,018	1,221,803	2,346,474	7,439,899
Product [Member] | Related Party [Member]
REVENUES
Total Revenues	136,548	134	515,756	6,270
Revenue Share [Member] | Related Party [Member]
REVENUES
Total Revenues	946,050	570,588	3,118,617	2,754,788
Intelligent Information Service [Member] | Related Party [Member]
REVENUES
Total Revenues	157,382
AI Service Sharing [Member] | Related Party [Member]
REVENUES
Total Revenues	32,660
E-commerce Platform Expenses [Member]
Cost of Revenue:
Total Cost of Revenue	16,576	355,968	670,405	2,039,708
Delivery and Freight Cost [Member]
Cost of Revenue:
Total Cost of Revenue	6,273	13,178	71,144	176,451
Inventory Impairment Losses [Member]
Cost of Revenue:
Total Cost of Revenue	309	25,425	163,037	1,326,355
Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues	1,184,616	1,792,525	5,980,847	10,200,957
Cost of Revenue:
Total Cost of Revenue	163,960	1,304,195	3,127,699	9,544,977
Gross Profit	1,020,656	488,330	2,853,148	655,980
Operating Expenses:
Marketing and advertising	9,465	394,686	612,992	1,985,328
Consulting fee	33,611	89,045	234,911	546,284
Warranty expense	1,500	9,426		40,724
Payroll expenses	219,905	120,712	290,484	336,422
Professional fees	322,227	424,674	1,627,835	919,283
Travel and entertainment	29,737	25,799	64,223	659
Reversal for credit losses - related party				(1,262,146)
Office expenses	19,449	6,033	21,855	8,825
Sales tax	14,582	16,843	29,464	64,385
State B&O tax		30	30	5,509
Other segment expenses	241,640	148,835	585,542	280,957
Other Income/(Expenses):
Marketing campaign		683,898	1,217,586	1,779,528
Interest income	28,651	318	14,413	676
Loss on deconsolidation			(5,310)
Interest expense		(16,502)	(24,616)	(26,942)
Other income		14,110		55,068
Other expense	(9,490)	(6,925)	39,675	(23,491)
Income tax	(2,099)	4,323	(4,651)	7,824
NET INCOME (LOSS)	145,601	(77,177)	(24,926,364)	(776,960)
TOTAL ASSETS	11,299,702		11,172,586	7,349,651
Loss from the change of the FV of Warrant Liability			(25,549,272)
Reportable Segment, Aggregation before Other Operating Segment [Member] | Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues	104,528	1,221,803	2,346,474	7,439,899
Reportable Segment, Aggregation before Other Operating Segment [Member] | Product [Member] | Related Party [Member]
REVENUES
Total Revenues	134,038	134	515,756	6,270
Reportable Segment, Aggregation before Other Operating Segment [Member] | Revenue Share [Member] | Related Party [Member]
REVENUES
Total Revenues	756,008	570,588	2,895,956	2,754,788
Reportable Segment, Aggregation before Other Operating Segment [Member] | Intelligent Information Service [Member]
REVENUES
Total Revenues	157,382		222,661
Reportable Segment, Aggregation before Other Operating Segment [Member] | AI Service Sharing [Member]
REVENUES
Total Revenues	32,660
Reportable Segment, Aggregation before Other Operating Segment [Member] | E-commerce Platform Expenses [Member]
Cost of Revenue:
Total Cost of Revenue	16,576	355,968	670,405	2,039,708
Reportable Segment, Aggregation before Other Operating Segment [Member] | Product Cost [Member]
Cost of Revenue:
Total Cost of Revenue	140,802	909,624	2,223,113	6,002,463
Reportable Segment, Aggregation before Other Operating Segment [Member] | Delivery and Freight Cost [Member]
Cost of Revenue:
Total Cost of Revenue	6,273	13,178	71,145	176,451
Reportable Segment, Aggregation before Other Operating Segment [Member] | Inventory Impairment Losses [Member]
Cost of Revenue:
Total Cost of Revenue	309	25,425	163,037	1,326,355
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues	1,178,737	1,208,881	4,065,747	7,480,902
Cost of Revenue:
Total Cost of Revenue	162,661	879,552	2,126,193	6,999,837
Gross Profit	1,016,076	329,329	1,939,554	481,065
Operating Expenses:
Marketing and advertising	9,418	266,176	416,708	1,455,946
Consulting fee	33,444	60,052	159,691	400,619
Warranty expense	1,493	6,357		29,865
Payroll expenses	218,814	81,408	197,470	246,716
Professional fees	320,628	286,401	1,106,593	674,159
Travel and entertainment	29,589	17,399	43,659	483
Reversal for credit losses - related party				(925,599)
Office expenses	19,352	4,068	14,857	6,472
Sales tax	14,510	11,359	20,029	47,217
State B&O tax		30	21	5,509
Other segment expenses	240,441	100,088	398,048	204,954
Other Income/(Expenses):
Marketing campaign		461,222	827,708	1,305,022
Interest income	28,509	318	9,798	674
Loss on deconsolidation			(3,610)
Interest expense		(9)	(16,734)	(19,616)
Other income		9,516		40,384
Other expense	(9,443)	(4,670)	26,971	(17,227)
Income tax	(2,089)	4,323	(4,651)	7,824
NET INCOME (LOSS)	145,363	(41,955)	(16,946,296)	(571,434)
TOTAL ASSETS	11,243,622		7,595,063	5,388,357
Loss from the change of the FV of Warrant Liability			(17,368,256)
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues	104,528	823,942	1,558,592	5,454,400
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Product [Member] | Related Party [Member]
REVENUES
Total Revenues	132,854	134	387,136	6,270
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Revenue Share [Member] | Related Party [Member]
REVENUES
Total Revenues	752,256	384,805	1,968,655	2,020,232
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Intelligent Information Service [Member]
REVENUES
Total Revenues	156,601		151,364
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | AI Service Sharing [Member]
REVENUES
Total Revenues	32,498
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | E-commerce Platform Expenses [Member]
Cost of Revenue:
Total Cost of Revenue	16,494	240,065	455,738	1,495,826
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Product Cost [Member]
Cost of Revenue:
Total Cost of Revenue	139,618	613,452	1,511,260	4,401,924
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Delivery and Freight Cost [Member]
Cost of Revenue:
Total Cost of Revenue	6,242	8,888	48,364	129,401
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Inventory Impairment Losses [Member]
Cost of Revenue:
Total Cost of Revenue	307	17,147	110,832	972,686
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues	5,879	583,644	1,915,100	2,720,055
Cost of Revenue:
Total Cost of Revenue	1,299	424,643	1,001,506	2,545,140
Gross Profit	4,580	159,001	913,594	174,915
Operating Expenses:
Marketing and advertising	47	128,510	196,284	529,382
Consulting fee	167	28,993	75,220	145,665
Warranty expense	7	3,069		10,859
Payroll expenses	1,091	39,304	93,014	89,706
Professional fees	1,599	138,273	521,242	245,124
Travel and entertainment	148	8,400	20,564	176
Reversal for credit losses - related party				(336,547)
Office expenses	97	1,965	6,998	2,353
Sales tax	72	5,484	9,435	17,168
State B&O tax			9
Other segment expenses	1,199	48,323	187,494	75,786
Other Income/(Expenses):
Marketing campaign		222,676	389,878	474,506
Interest income	142		4,615
Loss on deconsolidation			(1,700)
Interest expense			(7,882)
Other income		4,594		14,684
Other expense	(47)	(2,255)	12,704	(6,264)
Income tax	(10)
NET INCOME (LOSS)	238	(18,305)	(7,980,068)	(196,039)
TOTAL ASSETS	56,080		3,577,523	1,959,205
Loss from the change of the FV of Warrant Liability			(8,181,016)
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues		397,861	787,882	1,985,499
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Product [Member] | Related Party [Member]
REVENUES
Total Revenues	1,184		128,620
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Revenue Share [Member] | Related Party [Member]
REVENUES
Total Revenues	3,752	185,783	927,301	734,556
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Intelligent Information Service [Member]
REVENUES
Total Revenues	781		71,297
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | AI Service Sharing [Member]
REVENUES
Total Revenues	162
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | E-commerce Platform Expenses [Member]
Cost of Revenue:
Total Cost of Revenue	82	115,903	214,667	543,882
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Product Cost [Member]
Cost of Revenue:
Total Cost of Revenue	1,184	296,172	711,853	1,600,539
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Delivery and Freight Cost [Member]
Cost of Revenue:
Total Cost of Revenue	31	4,290	22,781	47,050
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member] | Inventory Impairment Losses [Member]
Cost of Revenue:
Total Cost of Revenue	$ 2	8,278	52,205	353,669
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues
Cost of Revenue:
Total Cost of Revenue
Gross Profit
Operating Expenses:
Marketing and advertising
Consulting fee
Warranty expense
Payroll expenses
Professional fees
Travel and entertainment
Reversal for credit losses - related party
Office expenses
Sales tax
State B&O tax
Other segment expenses		424		217
Other Income/(Expenses):
Marketing campaign
Interest income				2
Loss on deconsolidation
Interest expense		(16,493)		(7,326)
Other income				0
Other expense
Income tax
NET INCOME (LOSS)		(16,917)		(9,487)
TOTAL ASSETS				2,089
Loss from the change of the FV of Warrant Liability
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member] | Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member] | Product [Member] | Related Party [Member]
REVENUES
Total Revenues
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member] | Revenue Share [Member] | Related Party [Member]
REVENUES
Total Revenues
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member] | Intelligent Information Service [Member]
REVENUES
Total Revenues
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member] | AI Service Sharing [Member]
REVENUES
Total Revenues
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member] | E-commerce Platform Expenses [Member]
Cost of Revenue:
Total Cost of Revenue
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member] | Product Cost [Member]
Cost of Revenue:
Total Cost of Revenue
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member] | Delivery and Freight Cost [Member]
Cost of Revenue:
Total Cost of Revenue
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member] | Inventory Impairment Losses [Member]
Cost of Revenue:
Total Cost of Revenue